Other Receivables	12 Months Ended
Mar. 31, 2023
Other Receivables [Abstract]
OTHER RECEIVABLES

NOTE 7 — OTHER RECEIVABLES

Other receivables consist of the following:

	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Net Receivable from Reachnet Cable Service Pvt. Ltd.	$-	$43,168,720
GST and other taxes	-	7,770,370
	$-	$50,939,090